Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Costs [Line Items]
Raw materials, consumables, repairs and maintenance	$ 9,957	$ 8,490	$ 9,485
Amortisation of intangible assets	178	161	133
Depreciation of property, plant and equipment	4,519	4,118	4,251
Employment costs	5,513	4,770	4,522
Shipping and other freight costs	3,275	2,088	2,257
Decrease/(increase) in finished goods and work in progress	29	(47)	42
Royalties	3,878	2,763	2,501
Amounts charged by equity accounted units	1,160	958	1,136
Net foreign exchange losses/(gains)	14	300	(52)
Other external costs	4,018	3,083	3,627
Loss on sale of property, plant and equipment	53	50	31
Gain on recognition of new wharf at Kitimat, Canada	(336)	0	0
Provisions (including exchange differences on provisions)	1,906	894	753
Research and development	65	45	45
Costs included above capitalised or shown separately as exploration and evaluation costs	(646)	(708)	(651)
Other operating income	(893)	(711)	(773)
Net operating costs (excluding items shown separately)	32,690	26,254	27,307
Purchases of the other investors' share of production	121	129	291
Payments for short-term leases	502	314	327
Payments for variable lease components	34	30	15
Operating costs capitalised	445	537	469
Exploration and evaluation costs	$ 201	$ 171	$ 182